Borrowings - Schedule of Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Borrowings
Current borrowings per balance sheet	¥ 772,978	$ 105,897	¥ 72,953
Non-current borrowings	51,067	$ 6,996	681,821
Total interest-bearing current borrowings	824,045		754,774
Aggregate continuing and discontinued operations [member]
Borrowings
Current borrowings per balance sheet	782,978		72,953
Included in assets classified as held for sale [Member]
Borrowings
Current borrowings per balance sheet	¥ (10,000)		¥ 0